CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income for the year	$ 26,572	$ 32,907	$ 25,554
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	(14,703)	(13,354)	(2,754)
Unrealized gains (losses) in respect of derivative financial instruments designated for cash flow hedge	85	2,331	(635)
Reclassification of net gains realized to net income	(1,188)	(29)	217
Other comprehensive loss, net of tax	(15,806)	(11,052)	(3,172)
Comprehensive income	10,766	21,855	22,382
Less: comprehensive income attributable to non-controlling interests	(1,465)	(1,884)	(1,996)
Comprehensive income attributable to the Company	$ 9,301	$ 19,971	$ 20,386